Shareholder Report, Holdings (Details)	Jun. 30, 2026
Capital Group Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Capital Group Core Bond ETF | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.64%
Capital Group Core Bond ETF | Mortage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.59%
Capital Group Core Bond ETF | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.47%
Capital Group Core Bond ETF | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.39%
Capital Group Core Bond ETF | Bonds & notes of governments & government agencies outside the U.S.[Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
Capital Group Core Bond ETF | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Capital Group Core Bond ETF | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Capital Group Core Bond ETF | TBA sale commitments Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.06%)
Capital Group Core Bond ETF | Short-term securities & other assets less liabilities[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[1]
Capital Group Core Plus Income ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Capital Group Core Plus Income ETF | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Capital Group Core Plus Income ETF | Mortage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.51%
Capital Group Core Plus Income ETF | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.75%
Capital Group Core Plus Income ETF | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
Capital Group Core Plus Income ETF | Bonds & notes of governments & government agencies outside the U.S.[Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
Capital Group Core Plus Income ETF | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
Capital Group Core Plus Income ETF | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital Group Core Plus Income ETF | TBA sale commitments Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.28%)
Capital Group Core Plus Income ETF | Short-term securities & other assets less liabilities[Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Capital Group Core Plus Income ETF | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital Group Core Plus Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital Group High Yield Bond ETF | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Capital Group High Yield Bond ETF | Short-term securities & other assets less liabilities[Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%	[1]
Capital Group High Yield Bond ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
Capital Group High Yield Bond ETF | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.53%
Capital Group High Yield Bond ETF | Corporate bonds & notes of issuers outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.88%
Capital Group High Yield Bond ETF | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
Capital Group International Bond ETF (USD-Hedged) | Mortage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
Capital Group International Bond ETF (USD-Hedged) | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital Group International Bond ETF (USD-Hedged) | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
Capital Group International Bond ETF (USD-Hedged) | Bonds & notes of governments & government agencies outside the U.S.[Member]
Holdings [Line Items]
Percent of Net Asset Value	67.85%
Capital Group International Bond ETF (USD-Hedged) | Short-term securities & other assets less liabilities[Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%	[1]
Capital Group International Bond ETF (USD-Hedged) | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.55%
Capital Group International Bond ETF (USD-Hedged) | Corporate bonds & notes of issuers outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.21%
Capital Group International Bond ETF (USD-Hedged) | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%
Capital Group Municipal Income ETF | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.33%	[2]
Capital Group Municipal Income ETF | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.13%	[2]
Capital Group Municipal Income ETF | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.41%	[2]
Capital Group Municipal Income ETF | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%	[2]
Capital Group Municipal Income ETF | Below investment grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.05%	[2]
Capital Group Municipal Income ETF | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%	[2]
Capital Group Municipal Income ETF | Short-term securities & other assets less liabilities[Member]
Holdings [Line Items]
Percent of Net Asset Value	7.54%	[1],[2]
Capital Group Municipal High-Income ETF | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[2]
Capital Group Municipal High-Income ETF | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.91%	[2]
Capital Group Municipal High-Income ETF | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.52%	[2]
Capital Group Municipal High-Income ETF | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.94%	[2]
Capital Group Municipal High-Income ETF | Below investment grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.87%	[2]
Capital Group Municipal High-Income ETF | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%	[2]
Capital Group Municipal High-Income ETF | Short-term securities & other assets less liabilities[Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%	[1],[2]
Capital Group Short Duration Income ETF | Mortage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.25%
Capital Group Short Duration Income ETF | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Capital Group Short Duration Income ETF | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.66%
Capital Group Short Duration Income ETF | Bonds & notes of governments & government agencies outside the U.S.[Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Capital Group Short Duration Income ETF | Short-term securities & other assets less liabilities[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[1]
Capital Group Short Duration Income ETF | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.06%
Capital Group Short Duration Income ETF | Corporate bonds & notes of issuers outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.87%
Capital Group Short Duration Income ETF | Other bonds notes & debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Capital Group Short Duration Municipal Income ETF | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.49%	[2]
Capital Group Short Duration Municipal Income ETF | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.17%	[2]
Capital Group Short Duration Municipal Income ETF | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.37%	[2]
Capital Group Short Duration Municipal Income ETF | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[2]
Capital Group Short Duration Municipal Income ETF | Below investment grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%	[2]
Capital Group Short Duration Municipal Income ETF | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
Capital Group Short Duration Municipal Income ETF | Short-term securities & other assets less liabilities[Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%	[1],[2]
Capital Group Ultra Short Income ETF | Mortage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%
Capital Group Ultra Short Income ETF | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
Capital Group Ultra Short Income ETF | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.52%
Capital Group Ultra Short Income ETF | Short-term securities & other assets less liabilities[Member]
Holdings [Line Items]
Percent of Net Asset Value	24.41%	[1]
Capital Group Ultra Short Income ETF | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.34%
Capital Group Ultra Short Income ETF | Corporate bonds & notes of issuers outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.92%
Capital Group U.S. Multi-Sector Income ETF | Mortage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.44%
Capital Group U.S. Multi-Sector Income ETF | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
Capital Group U.S. Multi-Sector Income ETF | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
Capital Group U.S. Multi-Sector Income ETF | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
Capital Group U.S. Multi-Sector Income ETF | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
Capital Group U.S. Multi-Sector Income ETF | Short-term securities & other assets less liabilities[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[1]
Capital Group U.S. Multi-Sector Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
Capital Group U.S. Multi-Sector Income ETF | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.02%
Capital Group U.S. Multi-Sector Income ETF | Corporate bonds & notes of issuers outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Capital Group U.S. Multi-Sector Income ETF | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
Capital Group U.S. Multi-Sector Income ETF | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]

[1]	Includes derivatives.
[2]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
[3]	Less than 0.01%.